S-K 1606, De-SPAC Board Determination	Apr. 14, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

The MLAC Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the MLAC Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the MLAC Board may have given different weight to different factors. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward- Looking Statements.”

Before reaching its decision, the MLAC Board reviewed the information provided to it by its management, representatives of the Sponsor and MLAC’s legal and financial advisors. In addition, before determining that the Business Combination was in the best interests of MLAC and its shareholders, the MLAC Board reviewed various industry data, including a review of recent performance of public companies with the digital asset treasury strategies, such as MicroStrategy, as well as industry insights provided by the Investment Banks, which were included in the investor presentation for the Company Unit Subscription.

The MLAC Board determined that pursuing a potential business combination with Pubco and the Company would be an attractive opportunity for MLAC and the MLAC Shareholders, which determination was based on a number of factors including, but not limited to, the following:

●	Exclusive partnership with the Foundation, which includes compelling access to AVAX. AVAT has an 18-month exclusive agreement with the Foundation on AVAX sales to any DAT company and, through its relationship with the Foundation, access to opportunities with partners, investors, builders, and service providers across the Avalanche ecosystem.
●	Differences between AVAT and other DATs in the marketplace. AVAT seeks to employ an active (instead of passive) DAT strategy, combining a targeted yield strategy with ecosystem development that is designed to provide shareholders with more holistic exposure to the growth of the Avalanche ecosystem.
●	Structural trends driving Avalanche utilization, including growth in stablecoin and digital money markets; as well as the tokenization of equities, private credit and other real world assets.
●	Avalanche’s technological strengths, including processing speed and ease of customization.
●	Attractive economics, including a discounted mNAV (calculated as the multiple of enterprise value to the market value of AVAX holdings) of approximately 0.77x at the execution of the Business Combination Agreement, assuming no redemptions from MLAC Shareholders.
●	Strategic leadership on the Pubco Board and the Advisory Board, including Advisory Board members Ava Labs founder Emin Gün Sirer, managing partner of Dragonfly Haseeb Qureshi, Blockworks Inc. Chief Executive Officer Jason Yanowitz and Aave Labs Chief Executive Officer Stani Kulechov.
●	Strong management team with institutional connectivity, Avalanche protocol expertise, and over 20 years of experience across digital assets, proprietary trading, asset management, market making and institutional capital markets.
●	Avalanche real world use cases across finance, payments, corporate/enterprise, government, gaming, sports and entertainment, which signifies the potential for significant market acceptance and adoption. Examples include the use of Avalanche technology in JP Morgan’s Kinexys, the California DMV’s registration of 42 million vehicle titles, Apollo’s launch of tokenized portfolios, funds and private credit, and FIFA’s launch of its own blockchain for digital collectibles and enhanced fan engagement.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]
●	Attractive economics, including a discounted mNAV (calculated as the multiple of enterprise value to the market value of AVAX holdings) of approximately 0.77x at the execution of the Business Combination Agreement, assuming no redemptions from MLAC Shareholders.

De-SPAC, Board Determination, Dilution Considered [Text Block]	MLAC Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning approximately 40.5% of the issued and outstanding shares of Pubco Class A Stock after Closing, assuming no redemptions
De-SPAC, Board Determination, Other Factors Considered [Text Block]

In the course of its deliberations, in addition to the various other risks associated with the business of Pubco, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/ prospectus, the MLAC Board also considered a variety of uncertainties, risks and other potentially negative factors relevant to the Business Combination, including the following:

●	AVAX and the Volatility of the Price of AVAX. The market prices of AVAX Tokens and other digital assets may fluctuate significantly, potentially due to broader cryptocurrency market movements, regulatory developments, technological changes or general economic conditions. These fluctuations could materially affect the value of Pubco’s digital assets, its mNAV, and overall financial performance.
●	Macroeconomic Risks Generally. Macroeconomic uncertainty, including the potential impact of the tariffs to be instituted by the United States government, and the effects they could have on the price of AVAX and Pubco’s potential financial performance.
●	Regulatory Risks with respect to AVAX. Cryptocurrency-related regulations are evolving, and future developments regarding the treatment of crypto assets for U.S. and foreign tax purposes could adversely impact Pubco’s business. AVAX and other digital assets are novel assets, and are subject to significant legal, commercial, regulatory and technical uncertainty.
●	Competition in Pubco’s Industry. Many publicly listed digital asset treasury vehicles currently trade at a premium to mNAV, which has attracted and may continue to attract other companies to pursue similar digital asset treasury strategies. This increased number of companies could make it more difficult or expensive for Pubco to, among other things, pursue its strategy of raising funds through public offerings of securities to purchase more AVAX for its corporate treasury.
●	Risks in Pubco’s Business Plan, which Business Plan May Not be Achieved. Pubco does not have significant operations and will not have significant operations prior to Closing. Pubco may not be successful in building its AVAX holdings or in building the ancillary AVAX related services it intends to launch in tandem with the accumulation and management of its AVAX holdings. Pubco may encounter unforeseen expenses, difficulties, complications, delays and other unknown events that may cause its costs to exceed its expectations.
●	Management Team of Pubco and Public Company Readiness. Gerald Bartholomew Smith, Laine Mihalchick Moljo and Sean Ostrower, who are expected to lead Pubco management after Closing, have limited experience managing an operating a public company. There is a risk that Pubco will not be able to hire the necessary personnel to timely and accurately prepare financial statements and reports to be publicly filed the SEC, or that Pubco’s compliance infrastructure may not be able to successfully manage the increased compliance risks and internal controls requirements to which it will be subject as a public company.
●	Valuation. The Company has no operating history and the volatile nature of the price of AVAX makes it difficult to evaluate Pubco’s future prospects. The Company’s lack of operating history also makes it difficult to accurately forecast its future results of operations, which are subject to numerous uncertainties as further described herein. In addition, MLAC did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination. As a result, there is a risk that the MLAC Board may not have properly valued the Company’s business.
●	Listing Risk. The challenges associated with preparing Pubco for requisite listing requirements to which it will be subject as a publicly traded company on a national stock exchange, and the potential inability of Pubco to obtain an initial listing and maintain the listing of Pubco Class A Stock on Nasdaq or any other securities exchange following the Closing.
●	MLAC Shareholders Holding a Minority Position in Pubco. MLAC Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning approximately 40.5% of the issued and outstanding shares of Pubco Class A Stock after Closing, assuming no redemptions.
●	Control of Pubco by the Seller. Pubco will have two classes of common stock after Closing, with Pubco Class A Stock having no voting rights (except as required by applicable law) until all shares of Pubco Class B Stock are cancelled, and Pubco Class B Stock having voting rights. At Closing, MLAC Shareholders will receive shares of Pubco Class A Stock and only the Seller will own shares of Pubco Class B Stock. As a result, Pubco will be a controlled company under Nasdaq listing standards after Closing, with all decisions of Pubco being controlled by the Seller. Accordingly, Public Shareholders will not participate in the governance of Pubco after Closing. For additional information, see the section of this proxy statement/prospectus entitled “Description of Pubco Securities.”
●	Litigation. The possibility of litigation or MLAC shareholder actions challenging the Transactions or injunction against any of the actions required to be taken in order to consummate the Business Combination.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination, including those payable to the Investment Banks and BTIG.
●	Redemptions. The risk that a significant number of Public Shareholders may exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account to fund Pubco’s business after the Business Combination, not only making it more difficult for Pubco to meet initial listing requirements, but also reducing the liquidity of the trading market for Pubco Class A Stock upon Closing.

De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true